UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7162

                     SALOMON BROTHERS HIGH INCOME FUND INC.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Robert I. Frenkel, Esq.
                     Salomon Brothers Asset Management Inc
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  DECEMBER 31
Date of reporting period: JUNE 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

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Letter from the Chairman                               [Picture
                                                        R. Jay Gerken]


                                                        R. JAY GERKEN, CFA
                                                        Chairman



Dear Shareholder,

The bond markets pulled back over the last six months amid signs of a strengthening economy, renewed inflationary pressures, and rising interest rates. In general, returns on most sectors of the fixed-income market were flat to slightly negative. (As you know, generally bond prices will decline as interest rates rise.) Since January 1, 2004, the yield on the benchmark 30-year Treasury bond jumped from 5.07% to end June at 5.29%, settling back from a peak of 5.56% during May. The Treasury bond's total return over the entire six months was slightly negative.

Although the U.S. high-yield bond market took on a more tempered tone this year versus 2003, high-yield bonds outpaced most other sectors of the U.S. fixed-income market during the first six months of 2004. Recent improvements in the U.S. economy, notably, the improving labor market and declining corporate default rates, proved favorable for corporate earnings and the corporate bond credit environment. Therefore, despite the volatility in U.S. Treasury markets, the high-yield market has remained healthy from a fundamental perspective (as high-yield bonds tend to be more sensitive to corporate earnings and creditworthiness than to the direction of interest rates).

Emerging debt markets started 2004 strong, as markets remained generally calm amid a relatively benign stretch in the U.S. Treasury bond markets and hedge funds joined crossover buyers in adding to their emerging markets debt allocations. However, markets were disrupted in April and May after U.S. Treasury bonds sold off and yields rose following an extremely strong March U.S. jobs report and comments from the Fed about the economy and inflation concerns in the U.S. During turbulent times in the Treasury markets, investors tend to rotate away from emerging market debt toward more liquid fixed-income instruments. Through all of this, underlying emerging market fundamentals, with rare exception, remained strong, and the markets drew some benefit from higher-than-expected global economic growth.

As widely anticipated over recent months, the Federal Reserve (the "Fed") at the end of June finally raised its federal funds rate /i/ target to 1.25% from 1.00%, which had been its lowest level in more than 40 years. Although the market fully expected the 25-basis-point /ii/ hike in the federal funds rate, the wording of the statement following the meeting still generated some anxiety. The Fed reiterated that in would increase rates "at a pace that is likely to be measured" but added, "the Committee will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability."

The U.S. economy's quarterly pace of growth continued to advance over the period at a rate that significantly exceeded levels in early 2003. /iii/ Even the U.S. labor market, which generated lackluster results throughout 2003, grew significantly over the period. /iv/ Given the combination of strong gross domestic product ("GDP") /v/ results, comments from the Fed about a more robust economy, improvement in job growth and a pick-up in inflation, the economy has appeared to be firing on all cylinders. However, investors' reaction to the progress of the recovery generated more pronounced concerns about the prospects of rising interest rates.


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Concerns about a rising-rate environment exerted pressure on prices of U.S.
Treasury bonds, causing their yields to rise sharply, particularly in April. In general, mortgage-backed securities and U.S. Agencies held up slightly better than 10-year U.S. Treasuries on a total return basis over the six-month period. /vi/ Short-term U.S. Treasury bills finished in slightly positive territory, also outperforming U.S. Treasury bonds (whose prices are more sensitive to interest rate movements than shorter-term Treasuries due to the bonds' longer maturities).

Performance Review

During the six months ended June 30, 2004, your fund, the Salomon Brothers High Income Fund Inc., returned 2.71% based on its New York Stock Exchange ("NYSE") market price and 0.58% based on its net asset value ("NAV") /vii/ per share. In comparison, its benchmark, the unmanaged Citigroup High-Yield Market Index /viii/, returned 1.19% and the J.P. Morgan Emerging Markets Bond Index Plus ("EMBI+") /ix/ returned -2.82% over the same time frame. The fund's Lipper high current yield closed-end funds category average returned 1.76%. /x/ Please note that Lipper performance returns are based on each fund's NAV.

During this six-month period, the fund distributed dividends to shareholders totaling $0.48 per share. The performance table shows the fund's 30-day SEC yields as well as its six-month total return based on its NAV and market price as of June 30, 2004. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S YIELDS WILL VARY.


                                FUND PERFORMANCE
                               AS OF JUNE 30, 2004

                                                                Six-Month
                                   30-Day                         Total
   Price Per Share                SEC Yield                      Return

   $10.05 (NAV)                     6.86%                         0.58%

   $11.22 (NYSE)                    6.13%                         2.71%


ALL FIGURES REPRESENT PAST PERFORMANCE AND ARE NOT A GUARANTEE OF FUTURE RESULTS. THE FUND'S YIELDS WILL VARY.

Total returns are based on changes in NAV or market price, respectively. Total returns assume the reinvestment of all dividends and/or capital gains distributions, if any, in additional shares. The "SEC yield" is a return figure often quoted by bond and other fixed income mutual funds. This quotation is based on the most recent 30-day (or one month) period covered by the fund's filings with the SEC. The yield figure reflects the dividends and interest earned during the period after deduction of the fund's expenses for the period. These yields are as of June 30, 2004 and are subject to change.




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S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.


Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SECStaff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

Looking for Additional Information?

The fund is traded under the symbol "HIF" and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available online under symbol XHIFX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. In addition, the fund issues a quarterly press release that can be found on most major financial web sites as well as www.sbam.com.

In a continuing effort to provide information concerning the fund, shareholders may call 1-888-777-0102 or 1-800-SALOMON (toll free), Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current NAV, market price and other information.

Thank you for your investment in the Salomon Brothers High Income Fund Inc. We appreciate your confidence in our stewardship of your assets and we value our relationship with you.

Sincerely,

/s/ R. Jay Gerken

R. Jay Gerken, CFA
Chairman

July 20, 2004




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S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.










The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions. These risks are magnified in emerging or developing markets. High yield bonds involve greater credit and liquidity risks than investment grade bonds. Investors could lose money on their investment in the fund.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Federal Republic of Brazil, C Bonds, 8.000%, due 4/15/14 (3.85%), Russian Federation, 5.000% due 3/31/30 (2.71%), United Mexican States, 6.625% due 3/3/15 (1.87%),
Charter Communications Holdings, LLC, Sr. Discount Notes, due 5/15/11 (1.62%), Nextel Communications, Inc., Sr Notes, 7.375% due 8/1/15 (1.58%), United Mexican States, 5.875% due 1/15/14 (1.22%), NTL Inc. (1.20%), SpectraSite, Inc. (1.09%),
Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13 (1.02%), Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (1.00%). Please refer to pages 5 through 16 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of June 30, 2004 were: Consumer Non-Cyclicals (15.9%); Basic Industries (13.4%); Media and Cable (9.6%); Telecommunications (7.7%); Energy (6.4%). The fund's portfolio composition is subject to change at any time.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii   A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iii Source: Based upon gross domestic product data from the Bureau of Economic Analysis.
iv   Based upon data from the U.S. Department of Labor.
v Gross domestic product is a market value of goods and services produced by labor and property in a given country.
vi Based upon data from Lehman Brothers based upon the respective returns of Lehman sub-indices for each respective class of fixed-income securities. The indices used as sources include the Lehman Brothers U.S. Treasury, U.S. Mortgage-Backed Securities FixedRate, Corporate (investment-grade) and U.S. Agency indices.
vii NAV is a price that reflects the value of the fund's underlying portfolio plus other assets, less the fund's liabilities. However, the price at which an investor may buy or sell shares of the fund is at the fund's market price as determined by supply of and demand for the fund's common shares, which may be more or less than the fund's NAV.
viii The Citigroup High-Yield Market Index is a broad-based unmanaged index of high yield securities.
ix The J.P. Morgan Emerging Markets Bond Index Plus is a total return index that tracks the traded market for U.S. dollar-denominated Brady and other similar sovereign restructured bonds traded in the emerging markets.
x Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2004, calculated among the 8 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

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S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.


Schedule of Investments (unaudited)
June 30, 2004

     Face
    Amount                                          Security                                     Value
--------------------------------------------------------------------------------------------------------
Corporate Bonds -- 73.2%

Basic Industries -- 13.4%
  $ 200,000           Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30 (a)...........   $ 195,886
    275,000           Acetex Corp., Sr. Notes, 10.875% due 8/1/09 ...........................     302,500
    375,000           Airgas, Inc., 9.125% due 10/1/11 ......................................     424,687
    225,000           AK Steel Corp., 7.875% due 2/15/09 (a) ................................     211,500
    175,000           Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13  .....     201,031
    150,000           Appleton Papers Inc., Sr. Sub. Notes, 9.750% due 6/15/14 (b) ..........     151,125
    250,000           Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11 (a).     163,750
    200,000           BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625%
                        due 6/15/14 (b)  208,250
    200,000           Berry Plastics Corp., 10.750% due 7/15/12 .............................     223,000
                      Buckeye Technologies Inc., Sr. Sub. Notes:
    125,000             9.250% due 9/15/08 (a) ..............................................     123,125
     75,000             8.000% due 10/15/10 .................................................      69,187
    150,000           Compass Minerals Group, Inc., 10.000% due 8/15/11 .....................     167,250
    175,000           Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11 ................     195,125
    200,000           Huntsman International LLC, 10.125% due 7/1/09 (a) ....................     205,000
    100,000           IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10 ..............     108,500
    350,000           ISP Chemco Inc., Series B, 10.250% due 7/1/11 .........................     391,125
    250,000           Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14 (b) ................     258,750
                      Lyondell Chemcial Co.:
    100,000             9.500% due 12/15/08 .................................................     104,750
    100,000             Secured Notes, 11.250% due 7/15/12 (a) ..............................     111,250
    150,000           Methanex Corp., Sr. Notes, 8.750% due 8/15/12 .........................     169,500
    200,000           Millennium America Inc., 9.250% due 6/15/08 (a) .......................     216,000
     50,000           Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12 (b) ............      52,250
    100,000           Mueller Holdings Inc., (zero coupon until 4/15/09, 14.750%
                        thereafter), due 4/15/14.............................................      60,500
    225,000           Newark Group, Inc.,  Sr. Sub. Notes, 9.750% due 3/15/14 (b) ...........     216,562
     75,000           OM Group, Inc., 9.250% due 12/15/11 ...................................      77,250
    250,000           Plastipak Holdings Inc., 10.750% due 9/1/11 ...........................     270,000
    100,000           Pliant Corp., Secured Notes, 11.125% due 9/1/09  ......................     107,500
    100,000           Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10 (a)  ............      85,500
    750,000           Republic Technologies International, LLC, 13.750% due 7/15/09 (c)(d) ..           0
    250,000           Resolution Performance Products Corp., Sr. Sub. Notes, 13.500%
                        due 11/15/10 (a).....................................................     234,375
                      Rhodia S.A.:
     25,000                Sr. Notes, 10.250% due 6/1/10 (b) ................................      25,375
    275,000                Sr. Sub. Notes, 8.875% due 6/1/11 (a) (b) ........................     233,750
    200,000           Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25 ..........     188,000
    250,000           Stone Container Corp., Sr. Notes, 8.375% due 7/1/12 (a) ...............     262,500

---------------------------------------------------------------------------------------------------------
                                       See Notes to Financial Statements.
                                                                                                   Page 5

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S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Schedule of Investments (unaudited) (continued)
June 30, 2004



     Face
    Amount                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Basic Industries -- 13.4% (continued) Tekni-Plex, Inc.:
  $ 225,000                Secured Notes, 8.750% due 11/15/13 (b) ...........................  $  216,000
     50,000                Series B, 12.750% due 6/15/10 ....................................      48,250
                     Tembec Industries Inc.:
    225,000                8.625% due 6/30/09 (a) ...........................................     228,938
    125,000                8.500% due 2/1/11 ................................................     126,875
    125,000           Westlake Chemical Corp., 8.750% due 7/15/11 ...........................     136,250
                                                                                               ----------
                                                                                                6,771,166
                                                                                               ----------
Consumer Cyclical -- 5.0%
    250,000           AMF Bowling Worldwide, Inc., Sr. Sub. Notes, 10.000% due 3/1/10 (b) ...     257,500
                      Cole National Group, Sr. Sub. Notes:
    175,000                8.625% due 8/15/07 ...............................................     177,625
    100,000                8.875% due 5/15/12 ...............................................     107,250
     93,000           Felcor Lodging L.P., 10.000% due 9/15/08 (a) ..........................      98,580
    300,000           Host Marriott L.P., Series E, 8.375% due 2/15/06 (a) ..................     318,000
                      Interface, Inc.:
    125,000                Sr. Notes, 10.375% due 2/1/10 ....................................     140,000
     75,000                Sr. Sub. Notes, 9.500% due 2/1/14 (b) ............................      75,000
    250,000           Leslie's Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08  ..........     256,250
                      Levi Strauss & Co., Sr. Notes:
     35,000                11.625% due 1/15/08 (a) ..........................................      34,475
    290,000                12.250% due 12/15/12 .............................................     287,100
                      MeriStar Hospitality Corp.:
    100,000                9.000% due 1/15/08 ...............................................     101,500
    125,000                9.125% due 1/15/11 ...............................................     126,875
     79,000           Saks Inc., 7.000% due 12/1/13 .........................................      78,408
    250,000           Sbarro, Inc., 11.000% due 9/15/09 (a) .................................     220,000
    225,000           Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12 ..........     241,875
                                                                                               ----------
                                                                                                2,520,438
                                                                                               ----------
Consumer Non-Cyclical -- 15.9%
    175,000           aaiPharma Inc., 11.500% due 8/1/10 (a) ................................     147,000
    350,000           AKI, Inc., Sr. Notes, 10.500% due 7/1/08 ..............................     361,375
    200,000           AmeriPath, Inc., 10.500% due 4/1/13 (a) ...............................     203,000
    175,000           Ameristar Casinos, Inc., 10.750% due 2/15/09 ..........................     200,375
     44,000           Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08 (a) .................      44,660
    225,000           Athena Neurosciences Finance LLC, 7.250% due 2/21/08 ..................     225,000
     50,000           Brown Jordan International Inc., Series B, 12.750% due 8/15/07 ........      41,500

---------------------------------------------------------------------------------------------------------
                                         See Notes to Financial Statements.

Page 6


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S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Schedule of Investments (unaudited) (continued)
June 30, 2004

     Face
    Amount                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Consumer Non-Cyclical -- 15.9% (continued)
                      Caesars Entertainment Corp., Sr. Sub. Notes:
 $  300,000                8.875% due 9/15/08 ...............................................   $ 326,250
    125,000                8.125% due 5/15/11 (a) ...........................................     133,281
    325,000           Coast Hotels and Casinos, Inc., 9.500% due 4/1/09 .....................     342,875
    225,000           Curative Health Services Inc., Sr. Notes, 10.750% due 5/1/11 (b) ......     217,125
    136,740           Dade Behring Holdings Inc., 11.910% due 10/3/10 .......................     157,251
    225,000           Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07 ................     208,687
    175,000           Extendicare Health Services, Inc., 9.500% due 7/1/10 (a) ..............     195,125
    300,000           Home Interiors & Gifts, Inc., 10.125% due 6/1/08 ......................     298,500
    200,000           IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14 (b) ........     205,500
    175,000           Icon Health & Fitness, Inc., 11.250% due 4/1/12 .......................     191,625
    200,000           Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000%
                        due 11/15/10 (b).....................................................     223,000
    150,000           InSight Health Services Corp., Series B, 9.875% due 11/1/11 (a) .......     161,250
    175,000           Jafra Cosmetics International Inc., 10.750% due 5/15/11 ...............     196,000
     50,000           Kerzner International Ltd., 8.875% due 8/15/11 ........................      53,625
    200,000           Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12 (b) ...     207,500
    300,000           MGM MIRAGE, 9.750% due 6/1/07 .........................................     329,250
  1,400,000           Nebco Evans Holding Co., Sr. Discount Notes, 12.375% due 7/15/07 (c)(d)           0
     89,856           Nutritional Sourcing Corp., Notes, 10.125% due 8/1/09 .................      59,754
    225,000           Omega Healthcare Investors Inc., Sr. Notes, 7.000% due 4/1/14 (b) .....     213,750
    225,000           Pinnacle Entertainment Inc., Sr. Sub. Notes, 8.250% due 5/15/12 (b) ...     216,562
    200,000           Playtex Products Inc., 9.375% due 6/1/11 (a) ..........................     195,500
    125,000           Premier International Foods  PLC, Sr. Notes, 12.000% due 9/1/09 .......     134,062
                      Rite Aid Corp.:
     50,000                Notes, 7.125% due 1/15/07 (a) ....................................      51,375
    250,000                Sr. Notes, 7.625% due 4/15/05 ....................................     257,500
    300,000           Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14 (b) ............     303,000
     50,000           Stater Brothers Holdings, Inc., Sr. Sub. Notes, 8.125% due 6/15/12 (b)       50,438
     25,000           Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16 ..............      24,188
    125,000           Sybron Dental Specialties, Inc., 8.125% due 6/15/12 ...................     134,375
                      Tenet Healthcare Corp.:
    200,000                Notes, 7.375% due 2/1/13 (a) .....................................     182,000
                           Sr. Notes:
    125,000                     6.500% due 6/1/12 ...........................................     109,375
    100,000                     6.875% due 11/15/31 .........................................      79,000
    275,000           Triad Hospitals, Inc., Sr. Sub. Notes, 7.000% due 11/15/13 (a) ........     262,625
    325,000           United Industries Corp., Series D, 9.875% due 4/1/09 ..................     339,625
    250,000           Vanguard Health Systems, Inc., 9.750% due 8/1/11 (a) ..................     271,875
    200,000           Venetian Casino Resort, LLC, 11.000% due 6/15/10 ......................     232,000


---------------------------------------------------------------------------------------------------------
                                        See Notes to Financial Statements.

                                                                                                 Page 7

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S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Schedule of Investments (unaudited) (continued)
June 30, 2004


     Face
    Amount                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Consumer Non-Cyclical -- 15.9% (continued)
  $ 225,000           VWR International Inc., Sr. Sub. Notes, 8.000% 4/15/14 (b) ............  $  231,750
                                                                                               ----------
                                                                                                8,018,508
                                                                                               ----------
Energy -- 6.4%
                      Dynegy Holdings Inc.:
                         Debentures:
    100,000                7.125% due 5/15/18 ...............................................      78,500
    400,000                7.625% due 10/15/26  .............................................     312,000
    100,000                Secured Notes, 9.875% due 7/15/10 (b) ............................     108,000
                      El Paso Corp.:
    200,000                Notes, 7.875% due 6/15/12 ........................................     180,500
                           Sr. Notes:
    250,000                     7.800% due 8/1/31 ...........................................     201,875
    300,000                     7.750% due 1/15/32 (a) ......................................     242,250
    150,000           Hanover Compressor Co., zero coupon due 3/31/07 .......................     119,250
    200,000           Key Energy Services, Inc., Series C, 8.375% due 3/1/08 ................     208,000
    275,000           Magnum Hunter Resources, Inc., 9.600% due 3/15/12 (a) .................     303,875
    200,000           Pioneer Natural Resources Co., 9.625% due 4/1/10 ......................     245,632
    125,000           Pride International, Inc., Sr. Notes, 10.000% due 6/1/09 (a) ..........     132,500
    150,000           Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12 ...................     160,875
    250,000           Westport Resources Corp., 8.250% due 11/1/11 ..........................     284,063
                      The Williams Cos., Inc.:
                           Notes:
    100,000                     7.625% due 7/15/19 ..........................................      96,750
    475,000                     7.875% due 9/1/21 ...........................................     459,563
     50,000                     8.750% due 3/15/32 ..........................................      50,250
     25,000                Sr. Notes, 8.625% due 6/1/10 .....................................      27,625
                                                                                               ----------
                                                                                                3,211,508
                                                                                               ----------
Financial Services -- 0.0%
    493,850           Airplanes Pass-Through Trust, Series D, 10.875% due 3/15/19 (c)(d) ....           0
                                                                                               ----------

Housing Related -- 0.9%
    200,000           Associated Materials Inc., 9.750% due 4/15/12  ........................     223,000
    225,000           Ply Gem Industries, Inc., Sr. Sub. Notes, 9.000% due 2/15/12 (b) ......     230,625
                                                                                               ----------
                                                                                                  453,625
                                                                                               ----------
Manufacturing -- 4.7%
    175,000           Alliant Techsystems Inc., 8.500% due 5/15/11 (a) ......................     189,875
    250,000           Blount Inc., 13.000% due 8/1/09 .......................................     269,063
     25,000           Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b) ...............      26,375

---------------------------------------------------------------------------------------------------------
                                        See Notes to Financial Statements.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004


     Face
    Amount                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Manufacturing -- 4.7% (continued)
 $  175,000           Flowserve Corp., 12.250% due 8/15/10 (a) ..............................   $ 199,062
     75,000           General Binding Corp., 9.375% due 6/1/08 ..............................      77,906
    100,000           Invensys PLC, Sr. Notes, 9.875% due 3/15/11 (b) .......................     100,000
    500,000           Key Plastics Holdings, Inc., Series B, 10.250% due 3/15/07 (c)(d) .....         625
    100,000           Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750%
                           due 11/1/13 (b)...................................................     107,500
     75,000           Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06 ..............      64,125
    250,000           L-3 Communications Corp., 7.625% due 6/15/12 ..........................     265,000
    125,000           Moll Industries, Inc., Sr. Sub. Notes, 10.500% due 7/1/08 (c)(d) ......       1,875
    100,000           NMHG Holding Co., 10.000% due 5/15/09 .................................     110,500
    100,000           Park-Ohio Industries, Inc., Sr. Sub. Notes, 9.250% due 12/1/07 ........     102,250
    200,000           Sensus Metering Systems, Inc., Sr. Sub. Notes, 8.625% due 12/15/13 (b)      193,000
    200,000           Sequa Corp., Sr. Notes, 9.000% due 8/1/09 .............................     213,500
    100,000           Tenneco Automotive Inc., Secured Notes, Series B, 10.250% due 7/15/13 (a)   113,500
    250,000           Terex Corp., Series B, 10.375% due 4/1/11 (a) .........................     280,000
     50,000           TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13 (a)...........      59,250
                                                                                               ----------
                                                                                                2,373,406
                                                                                               ----------
Media - Cable -- 9.6%
    200,000           Atlantic Broadband Finance LLC, Sr. Sub. Notes,  9.375% due 1/15/14 (b)     190,000
                      Cablevision Systems Corp., Sr. Notes:
    350,000                5.670% due 4/1/09 (b) ............................................     360,500
     75,000                8.000% due 4/15/12 (b) ...........................................      74,250
                      Charter Communications Holdings, LLC:
                           Sr. Discount Notes:
    175,000                     Zero coupon until 1/15/06, (13.500% thereafter), due 1/15/11      129,062
  1,275,000                     Zero coupon until 5/15/06, (11.750% thereafter), due 5/15/11      831,937
     75,000                     Zero coupon until 1/15/07, (12.125% thereafter), due 1/15/12       45,000
     25,000                Sr. Notes, 8.625% due 4/1/09 (a) .................................      20,063
    100,000           Dex Media East LLC, 9.875% due 11/15/09 ...............................     112,750
    150,000           Dex Media Inc., Discount Notes, (zero coupon until 11/15/08,
                        9.000% thereafter), due 11/15/13 (b).................................      97,500
    200,000           Dex Media West LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13 (a) ..     220,500
    175,000           DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13  ..................     194,469
    357,000           EchoStar DBS Corp., Sr. Notes, 9.125% due 1/15/09 .....................     393,146
    125,000           Hollinger Participation Trust, Sr. Notes, Payment-in-kind,
                        12.125% due 11/15/10 (b).............................................     146,250
    125,000           Houghton Mifflin Co., Sr. Discount Notes, (zero coupon
                        until 10/15/08, 11.500% thereafter), due 10/15/13 (a) ...............      67,031
    175,000           Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10 (a) .............     191,625
    100,000           Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08 ......      83,500
    225,000           Mediacom LLC, Sr. Notes, 9.500% due 1/15/13 (a) .......................     218,250

---------------------------------------------------------------------------------------------------------
                                     See Notes to Financial Statements.
                                                                                                   Page 9

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004


     Face
    Amount                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Media - Cable -- 9.6% (continued)
$   250,000           NextMedia Operating, Inc., 10.750% due 7/1/11 .........................   $ 280,312
     50,000           R.H. Donnelley Finance Corp. I, 10.875% due 12/15/12 (b) ..............      58,250
    200,000           Radio One Inc., Series B, 8.875% due 7/1/11 ...........................     219,250
                      Telewest Communications PLC:
    175,000                Sr. Discount Notes, (zero coupon until 2/1/05,
                               11.375% thereafter), due 2/1/10 (a)...........................      77,875
    375,000                Sr. Notes, 11.250% due 11/1/08 (c) ...............................     221,250
    100,000           Vivendi Universal S.A., Sr. Notes, 9.250% due 4/15/10 .................     118,195
                      Yell Finance BV:
    349,000                Sr. Discount Notes, (zero coupon until 8/1/06,
                               13.500% thereafter), due 8/1/11...............................     329,805
     17,000                Sr. Notes, 10.750% due 8/1/11 (a) ................................      19,678
    125,000           Young Broadcasting Inc., Sr. Sub. Notes, 8.750% due 1/15/14 (b) .......     118,750
                                                                                               ----------
                                                                                                4,819,198
                                                                                               ----------
Services/Other -- 2.5%
    425,000           Allied Waste North America, Inc., Sr. Notes, 7.375% due 4/15/14 (b) ...     415,437
    150,000           Brand Services, Inc., 12.000% due 10/15/12 ............................     171,750
  1,000,000           The Holt Group, Inc., 9.750% due 1/15/06 (c)(d) .......................           0
    250,000           Iron Mountain Inc., 7.750% due 1/15/15 ................................     249,375
                      Mail-Well I Corp.:
    125,000                9.625% due 3/15/12 ...............................................     135,000
     75,000                Sr. Sub. Notes, 7.875% due 12/1/13 (b) ...........................      68,625
     75,000           Muzak LLC, Sr. Notes, 10.000% due 2/15/09  ............................      66,375
    180,000           SITEL Corp., 9.250% due 3/15/06 .......................................     177,300
                                                                                               ----------
                                                                                                1,283,862
                                                                                               ----------
Technology -- 1.6%
    550,000           Lucent Technologies Inc., Debentures, 6.450% due 3/15/29 (a) ..........     427,625
    175,000           Nortel Networks Ltd., Notes, 6.125% due 2/15/06 .......................     176,750
    175,000           Seagate Technology HDD Holdings, 8.000% due 5/15/09 ...................     183,750
                                                                                               ----------
                                                                                                  788,125
                                                                                               ----------
Telecommunications -- 7.7%
     50,000           ACC Escrow Corp., Sr. Notes, Series B, 10.000% due 8/1/11 (a) ........       43,375
                      Alamosa (Delaware), Inc.:
    162,000                11.000% due 7/31/10 ..............................................     177,390
     16,000                Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09 .....      15,520
    350,000           American Tower Corp., Sr. Notes, 9.375% due 2/1/09 (a) ................     375,375
    160,000           American Tower Escrow Corp., Discount Notes, zero coupon due 8/1/08 ...     117,600
    200,000           Centennial Communications Corp., Sr. Notes, 8.125% due 2/1/14 (b) .....     186,500
    525,000           Crown Castle International Corp., Sr. Notes, 7.500% due 12/1/13 (a) ...     525,000

---------------------------------------------------------------------------------------------------------
                                        See Notes to Financial Statements.


S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004



     Face
    Amount                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Telecommunications -- 7.7%  (continued)
 $  800,000           Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15 .............   $ 812,000
    375,000           Qwest Corp., Notes, 9.125% due 3/15/12 (b) ............................     406,875
                      Qwest Services Corp., Notes:
    300,000                14.000% due 12/15/10 (b) .........................................     350,250
     81,000                14.000% due 12/15/14 (b) .........................................      96,998
                      SBA Communications Corp.:
     25,000                Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter),
                             due 12/15/11 (a) ...............................................      18,625
    200,000                Sr. Notes, 10.250% due 2/1/09 (a) ................................     206,000
     75,000           SpectraSite, Inc., Sr. Notes, 8.250% due 5/15/10 ......................      77,625
                      UbiquiTel Operating Co.:
     75,000                Sr. Notes, 9.875% due 3/1/11 (b) .................................      75,375
    175,000                Zero coupon until 4/15/05, (14.000% thereafter), due 4/15/10 (a) .     174,125
    200,000           Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13 .................     207,000
                                                                                               ----------
                                                                                                3,865,633
                                                                                               ----------
Transportation -- 0.5%
                      Continental Airlines, Inc., Pass-Through Certificates:
    108,220                Series 00-2, 8.312% due 4/2/11  ..................................      80,357
    125,107                Series 981C, 6.541% due 9/15/08 ..................................     107,912
     75,000           General Maritime Corp., Sr. Notes, 10.000% due 3/15/13  ...............      82,969
                                                                                               ----------
                                                                                                  271,238
                                                                                               ----------
Utilities -- 5.0%
                      AES Corp., Sr. Notes:
    125,000                8.750% due 6/15/08 ...............................................     130,781
     50,000                9.500% due 6/1/09 ................................................      53,688
    100,000                9.375% due 9/15/10 (a) ...........................................     107,125
    150,000                7.750% due 3/1/14 (a) ............................................     144,937
    200,000           Allegheny Energy Supply Statutory Trust 2001, Secured Notes,
                           10.250% due 11/15/07 (b)..........................................     216,500
                      Calpine Corp.:
    175,000                Secured Notes, 8.500% due 7/15/10 (a)(b) .........................     145,687
    375,000                Sr. Notes, 7.750% due 4/15/09 (a) ................................     240,000
    100,000           Calpine Generating Co. LLC, Secured Notes, 10.250% due 4/1/11 (a)(b) ..      91,000
                      Edison Mission Energy, Sr. Notes:
    175,000                7.730% due 6/15/09 (a) ...........................................     171,062
    275,000                9.875% due 4/15/11 (a) ...........................................     288,062
    225,000           Mirant Americas Generation, LLC., Sr. Notes, 9.125% due 5/1/31 (c) ....     169,875
    325,000           NRG Energy, Inc., Secured Notes, 8.000% due 12/15/13 ..................     329,875

---------------------------------------------------------------------------------------------------------
                                       See Notes to Financial Statements.
                                                                                                  Page 11

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004


     Face
    Amount                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Utilities -- 5.0% (continued)
                      Reliant Resources, Inc., Secured Notes:
  $  50,000                9.250% due 7/15/10 ...............................................  $   53,625
    375,000                9.500% due 7/15/13 ...............................................     405,938
                                                                                               ----------
                                                                                                2,548,155
                                                                                               ----------
                     Total Corporate Bonds (Cost -- $38,870,259) ............................  36,924,862
                                                                                               ----------

Convertible Bonds -- 0.9%

Consumer Non-Cyclical -- 0.5%
    225,000           Elan Pharmaceutical Investment, Secured Notes, 7.720% due 3/15/05 .....     227,813
                                                                                               ----------
Technology -- 0.2%
    225,000           Sanmina-SCI Corp., Sub. Debentures, zero coupon due 9/12/20 ...........     117,844
                                                                                               ----------
Telecommunications -- 0.2%
    125,000           American Tower Corp., Notes, 5.000% due 2/15/10 .......................     123,438
                                                                                               ----------
                     Total Convertible Bonds (Cost -- $391,125) .............................     469,095
                                                                                               ----------

Sovereign Bonds -- 18.6%

Argentina -- 0.5%
                      Republic of Argentina, Series L:
    300,000                6.000% due 3/31/23 (c) ...........................................     153,000
    150,000                DISC, 2.4375% due 3/31/23 (c)(e) .................................      79,500
                                                                                               ----------
                                                                                                  232,500
                                                                                               ----------
Brazil -- 4.9%
                      Federal Republic of Brazil:
    225,000                12.250% due 3/6/30 ...............................................     235,125
  2,163,762                C Bond, 8.000% due 4/15/14 .......................................   1,983,900
    235,294                DCB, Series L, 2.125% due 4/15/12 (e) ............................     199,412
     76,923                FLIRB, Series L, 2.0625% due 4/15/09 (e) .........................      68,654
                                                                                               ----------
                                                                                                2,487,091
                                                                                               ----------
Bulgaria -- 0.2%
                      Republic of Bulgaria:
     50,000                8.250% due 1/15/15 ...............................................      58,438
     23,500                IAB, 2.000% due 7/28/11 (e) ......................................      23,471
                                                                                               ----------
                                                                                                   81,909
                                                                                               ----------

---------------------------------------------------------------------------------------------------------
                                            See Notes to Financial Statements.


S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004


    Face
   Amount                                           Security                                       Value
---------------------------------------------------------------------------------------------------------
Colombia -- 1.0%
                      Republic of Colombia:
 $  100,000                10.500% due 7/9/10 ...............................................  $  107,500
    250,000                10.000% due 1/23/12 ..............................................     259,375
    125,000                10.750% due 1/15/13 ..............................................     133,750
                                                                                               ----------
                                                                                                  500,625
                                                                                               ----------
Costa Rica -- 0.0%
     25,000           Republic of Costa Rica, 6.914% due 1/31/08 (b) ........................      24,875
                                                                                               ----------
Dominican Republic -- 0.1%
     40,000           Dominican Republic, 9.500% due 9/27/06 ................................      27,800
                                                                                               ----------
Ecuador -- 0.8%
    460,000           Republic of Ecuador, 12.000% due 11/15/12 .............................     409,400
                                                                                               ----------
El Salvador -- 0.0%
     25,000           Republic of El Salvador, 7.750% due 1/24/23 ...........................      26,125
                                                                                               ----------
Malaysia -- 0.1%
     50,000           Petronas Capital LTD, 7.000% due 5/22/12 (b) ..........................      54,615
                                                                                               ----------
Mexico -- 3.5%
                      United Mexican States:
     25,000                7.500% due 1/14/12 ...............................................      26,963
    653,000                5.875% due 1/15/14 ...............................................     627,043
    970,000                6.625% due 3/3/15 ................................................     961,513
     50,000                11.375% due 9/15/16 ..............................................      70,188
     60,000                8.300% due 8/15/31 ...............................................      63,000
                                                                                               ----------
                                                                                                1,748,707
                                                                                               ----------
Panama -- 0.8%
                      Republic of Panama:
    225,000                9.375% due 1/16/23 ...............................................     229,500
    125,000                8.875% due 9/30/27 ...............................................     121,875
     57,272                PDI, 2.000% due 7/17/16 (e) ......................................      49,253
                                                                                               ----------
                                                                                                  400,628
                                                                                               ----------
Peru -- 0.6%
                      Republic of Peru:
    200,000                9.875% due 2/6/15 ................................................     209,000
    100,000                8.750% due 11/21/33 ..............................................      87,875
     25,000                FLIRB, 4.500% due 3/7/17 (e) .....................................      20,375
                                                                                               ----------
                                                                                                  317,250
                                                                                               ----------

---------------------------------------------------------------------------------------------------------
                                           See Notes to Financial Statements.

                                                                                                  Page 13

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004


     Face
    Amount                                          Security                                       Value
---------------------------------------------------------------------------------------------------------
Philippines -- 0.9%
                      Republic of Philippines:
  $ 300,000                9.375% due 1/18/17 ...............................................  $  303,000
    125,000                10.625% due 3/16/25 ..............................................     130,000
                                                                                               ----------
                                                                                                  433,000
                                                                                               ----------
Russia -- 3.5%
                      Russian Federation:
     95,000                8.250% due 3/31/10 ...............................................     102,363
    195,000                11.000% due 7/24/18 ..............................................     246,675
  1,525,000                5.000% due 3/31/30 (e) ...........................................   1,395,375
                                                                                               ----------
                                                                                                1,744,413
                                                                                               ----------
South Africa -- 0.1%
                      Republic of South Africa:
     25,000                9.125% due 5/19/09 ...............................................      29,094
     50,000                6.500% due 6/2/14 ................................................      50,625
                                                                                               ----------
                                                                                                   79,719
                                                                                               ----------
Turkey -- 1.0%
                      Republic of Turkey:
     25,000                11.750% due 6/15/10 ..............................................      28,125
    250,000                11.500% due 1/23/12 ..............................................     280,625
     50,000                11.000% due 1/14/13 ..............................................      54,625
    115,000                11.875% due 1/15/30 ..............................................     136,275
                                                                                               ----------
                                                                                                  499,650
                                                                                               ----------
Venezuela -- 0.6%
                      Republic of Venezuela:
    290,000                 5.375% due 8/7/10 ...............................................     230,913
     75,000                 9.375% due 1/13/34 ..............................................      63,094
                                                                                               ----------
                                                                                                  294,007
                                                                                               ----------

                     Total Sovereign Bonds (Cost -- $9,175,606) .............................   9,362,314
                                                                                               ----------

Loan Participation (e)(f) -- 1.0%

Morocco -- 1.0%
     523,334         Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09
                           (J.P. Morgan Chase & Co.,  UBS Financial Services Inc.)
                           (Cost -- $507,908)................................................     515,484
                                                                                               ----------

---------------------------------------------------------------------------------------------------------
                                 See Notes to Financial Statements.


S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004


    Shares                                          Security                                      Value
---------------------------------------------------------------------------------------------------------
Common Stock (g) -- 3.0%
        500           AmeriKing, Inc. (d) .................................................          $  0
      6,084           Axiohm Transaction Solutions Inc. (d) ...............................             0
      2,082           Mattress Discounters Co. (d) ........................................        18,738
     10,709           NTL Inc. (a) ........................................................       617,053
     13,046           SpectraSite, Inc. (a) ...............................................       563,848
     41,108           UnitedGlobalCom Inc., Class A Shares (a) ............................       298,444
                                                                                               ----------
                      Total Common Stock (Cost -- $1,545,875) .............................     1,498,083
                                                                                               ----------

Escrow Shares (d)(g) -- 0.0%
  1,000,000           BREED Technologies, Inc. ............................................             0
  1,000,000           Pillowtex Corp. .....................................................             0
                                                                                               ----------
                      Total Escrow Shares (Cost -- $0) ....................................             0
                                                                                               ----------
Preferred Stock -- 0.3%
        271           Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13 ................       157,282
      1,271           AmeriKing, Inc.  (d)(h) .............................................            13
          8           Anvil Holdings Inc. .................................................            82
                      TCR Holding Corp.:
        803                Class B (d)(g) .................................................             1
      2,410                Class C (d)(g) .................................................             2
      1,165                Class D (d)(g) .................................................             1
        442                Class E (d)(g) .................................................             0
                                                                                               ----------
                      Total Preferred Stock (Cost -- $83,264) .............................       157,381
                                                                                               ----------

  WARRANTS
-----------
Warrants (g) -- 0.1%
        160           American Tower Escrow Corp., (Exercise price of $0.01 per share expiring on 8/1/08. Each warrant exercisable for
                           14.10 shares of common stock.)..................................        30,480
        250           Brown Jordan Internationl Inc., (Exercise price of $0.01 per share expiring 8/15/07. Each warrant exercisable for 0.2298 shares
                           of common stock.)...............................................             2
  1,607,813           ContiFinancial Corp., Units of Interest, (Represents interests in a trust in the liquidation of ContiFinancial Corp. and
                           its affiliates.)................................................        32,156
        780           Mattress Discounters Corp., (Exercise price of $0.01 per share expiring on 7/15/07. Each warrant exercisable for 4.850
                           shares of Class A common stock and 0.539 shares of
                           Class L common stock.) (d)......................................             0


---------------------------------------------------------------------------------------------------------
                                    See Notes to Financial Statements.
                                                                                                  Page 15


S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

June 30, 2004


   Warrants                                         Security                                      Value
---------------------------------------------------------------------------------------------------------
Warrants (g) -- 0.1% (continued)
      6,723          Pillowtex Corp., (Exercise price of $28.99 per share expiring on 11/24/09. Each warrant excercisable for 1 share
                           of common stock.) (d)  .........................................    $       7
        750          Republic Technologies International Inc., (Exercise price of
                           $0.01 per share expiring on 7/15/09.  Each warrant
                           exercisable for 1 share of Class D common stock.)...............             8
                                                                                               ----------
                     Total Warrants (Cost -- $62,561) .....................................        62,653
                                                                                               ----------
     Face
    Amount
-------------
Repurchase Agreement -- 2.9%
   $1,444,000        Morgan Stanley dated 6/30/04, 1.500% due 7/1/04; Proceeds
                       at maturity -- $1,444,060; (Fully collateralized by
                       various U.S. Treasury Obligations, 0.000% to 7.250%
                       due 9/15/04 to 5/15/30; Market value -- $1,472,896)
                       (Cost -- $1,444,000)................................................     1,444,000
                                                                                              -----------
                     Total Investments -- 100.0% (Cost -- $52,080,598*)....................   $50,433,872
                                                                                              ===========
Loaned Securities Collateral
   2,696,783         State Street Navigator Securities Lending Trust Prime
                       Portfolio (Cost -- $2,696,783)......................................   $ 2,696,783
                                                                                              ===========


-----------
(a)  All or a portion of this security is on loan (See Note 6).
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.
(c)  Security is currently in default.
(d) Security is valued in good faith at fair value by or under the direction of the Board of Directors.
(e) Rate shown reflects current rate on instruments with variable rate or step coupon rates.
(f) Participation interest was acquired through the financial institutions indicated parenthetically.
(g)  Non-income producing security.
(h) Payment-in-kind security for which part of the income earned may be paid as additional principal.
 *   Aggregate cost for Federal income tax purposes is substantially the same.


   Abbreviations used in this schedule:
----------------------------------------
   C Bond  -- Capitalization Bond
   DCB     -- Debt Conversion Bond
   DISC    -- Discount Bond
   FLIRB   -- Front-Loaded Interest Reduction Bond
   IAB     -- Interest-in-Arrears Bond
   PDI     -- Past Due Interest


--------------------------------------------------------------------------------
                        See Notes to Financial Statements.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Statement of Assets and Liabilities (unaudited)
June 30, 2004


ASSETS:
  Investments, at value (Cost -- $52,080,598) ............................................    $50,433,872
  Loaned securities collateral, at value (Cost -- $2,696,783) (Note 6) ...................      2,696,783
  Cash ...................................................................................         29,666
  Interest receivable ....................................................................      1,093,661
  Receivable for securities sold .........................................................        117,294
  Prepaid expenses .......................................................................         10,333
                                                                                              -----------
  Total Assets ...........................................................................     54,381,609
                                                                                              -----------

LIABILITIES:
  Payable for loaned securities collateral (Note 6) ......................................      2,696,783
  Dividends payable ......................................................................         37,031
  Management fee payable .................................................................         29,422
  Accrued expenses .......................................................................        114,306
                                                                                              -----------
  Total Liabilities ......................................................................      2,877,542
                                                                                              -----------
Total Net Assets .........................................................................    $51,504,067
                                                                                              ===========


NET ASSETS:
  Par value of capital shares ($0.001 par value, 100,000,000 shares authorized;
    5,125,020 shares outstanding) ........................................................   $      5,125
  Capital paid in excess of par value ....................................................     65,658,394
  Overdistributed net investment income ..................................................       (558,523)
  Accumulated net realized loss from investment transactions .............................    (11,954,203)
  Net unrealized depreciation of investments .............................................     (1,646,726)
                                                                                              -----------
Total Net Assets .........................................................................    $51,504,067
                                                                                              ===========

Net Asset Value, per share ($51,504,067 / 5,125,020 shares outstanding) ..................         $10.05
                                                                                                   ======


---------------------------------------------------------------------------------------------------------
                                   See Notes to Financial Statements.

                                                                                                  Page 17

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2004


INVESTMENT INCOME:
  Interest (Note 6) ......................................................................    $ 2,231,575
  Dividends ..............................................................................         14,815
                                                                                              -----------
  Total Investment Income ................................................................      2,246,390
                                                                                              -----------

EXPENSES:
  Management fee (Note 2) ................................................................        183,175
  Shareholder communications .............................................................         37,783
  Directors' fees ........................................................................         28,847
  Audit and tax services .................................................................         28,114
  Legal fees .............................................................................         19,632
  Custody ................................................................................         18,500
  Transfer agency services ...............................................................         15,652
  Stock exchange listing fees ............................................................         11,080
  Insurance ..............................................................................          1,262
  Other ..................................................................................          5,048
                                                                                              -----------
  Total Expenses .........................................................................        349,093
                                                                                              -----------
Net Investment Income ....................................................................      1,897,297
                                                                                              -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Gain From Investment Transactions (excluding short-term investments):
    Proceeds from sales ..................................................................     17,480,728
    Cost of securities sold ..............................................................     15,987,845
                                                                                              -----------
  Net Realized Gain ......................................................................      1,492,883
                                                                                              -----------
  Change in Net Unrealized Appreciation (Depreciation) of Investments:
    Beginning of period ..................................................................      1,445,278
    End of period ........................................................................     (1,646,726)
                                                                                              -----------
  Increase in Net Unrealized Depreciation ................................................     (3,092,004)
                                                                                              -----------
Net Loss on Investments ..................................................................     (1,599,121)
                                                                                              -----------
Increase in Net Assets From Operations ...................................................    $   298,176
                                                                                              ===========


---------------------------------------------------------------------------------------------------------
                                        See Notes to Financial Statements.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                               2004              2003
---------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income................................................... $  1,897,297     $  4,118,912
  Net realized gain......................................................     1,492,883        1,657,522
  (Increase) decrease in net unrealized depreciation......................   (3,092,004)       6,472,015
                                                                           ------------     ------------
  Increase in Net Assets From Operations .................................      298,176       12,248,449
                                                                           ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................................................   (2,455,820)      (4,881,352)
                                                                           ------------     ------------
  Decrease in Net Assets From Distributions to Shareholders..............    (2,455,820)      (4,881,352)
                                                                           ------------     ------------

FUND SHARE TRANSACTIONS (NOTE 8):
  Net asset value of shares issued for reinvestment of dividends..........      184,869          444,802
                                                                           ------------     ------------
  Increase in Net Assets From Fund Share Transactions.....................      184,869          444,802
                                                                           ------------     ------------
Increase (Decrease) in Net Assets.........................................   (1,972,775)       7,811,899

NET ASSETS:
  Beginning of period.....................................................   53,476,842       45,664,943
                                                                           ------------     ------------
  End of period*..........................................................  $51,504,067      $53,476,842
                                                                           ============     ============

* Includes overdistributed net investment income of:......................    $(558,523)            --
                                                                              =========        =========


--------------------------------------------------------------------------------------------------------
                                     See Notes to Financial Statements.

                                                                                                 Page 19

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Notes to Financial Statements (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers High Income Fund Inc. ("Fund") was incorporated in Maryland on September 14, 1992 and is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maintain a high level of current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities issued by U.S. and foreign corporations and foreign governments. As a secondary objective, the Fund seeks capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

SECURITIES VALUATION. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there was a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and
(iii) at the bid price if there was no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the mean between the last current bid and asked price as of close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

investment companies and to distribute substantially all of its income and capital gains, if any, to shareholders. Therefore, no federal income tax or excise tax provision is required. The character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP.

DIVIDENDS AND DISTRIBUTIONS. The Fund pays dividends to shareholders monthly. Net realized gains, if any, in excess of loss carryovers are expected to be distributed annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets. Dividends and distributions which exceed net investment income and net realized capital gains are reported as distributions from capital.

REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Note 2. Management Fee and Other Transactions

Salomon Brothers Asset Management Inc ("Investment Manager"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager and administrator to the Fund. The Investment Manager is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies, for making decisions to buy, sell, or hold particular securities and is responsible for the day-to-day administration of the Fund. The fee for these services is payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

The Investment Manager has delegated certain administrative responsibilities to Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, pursuant to a Sub-Administration Agreement between the Investment Manager and SBFM. SBFM is compensated by the Investment Manager and not the Fund for these services.

Certain officers and/or Directors of the Fund are also officers and/or Directors of the Investment Manager.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Note 3. Portfolio Activity

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases......................................................    $ 16,354,325
                                                                   ============
Sales..........................................................    $ 17,480,728
                                                                   ============

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation..................................     $ 2,965,735
Gross unrealized depreciation..................................      (4,612,461)
                                                                   ------------
Net unrealized depreciation....................................     $(1,646,726)
                                                                   ============

Note 4. Loan Participations

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At June 30, 2004, the Fund held loan participations with a total cost of $507,908 and a total market value of $515,484.

Note 5. Credit and Market Risk

The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Note 6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lenders fee. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2004, the Fund loaned securities having a market value of $2,645,422. The Fund received cash collateral amounting to $2,696,783 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2004 was $3,395.

Note 7. Dividends Subsequent to June 30, 2004

On May 14, 2004, the Board of Directors of the Fund declared two common share dividends from net investment income, each in the amount of $0.080 per share, payable on July 30 and August 27, 2004 to shareholders of record on July 13 and August 17, 2004, respectively.

Note 8. Capital Shares

Capital stock transactions were as follows:


                                               Six Months Ended                Year Ended
                                                 June 30, 2004             December 31, 2003
                                            ----------------------       ----------------------
                                            Shares          Amount       Shares          Amount
                                            ------          ------       ------          ------
Shares issued on reinvestment . . . . . .   17,081         $184,869      42,689         $444,802

Note 9. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Financial Highlights

Data for a share of capital stock outstanding throughout each year ended December 31, unless otherwise noted:


                                             2004(1)         2003       2002        2001        2000      1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.        $10.47        $ 9.02      $9.58      $10.13      $12.00     $12.76
                                             ------        ------      -----      ------      ------     ------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income....................    0.37          0.81       0.86        1.05        1.35       1.34
  Net realized and unrealized gain (loss)..   (0.31)         1.60      (0.42)      (0.30)      (1.72)     (0.60)
                                             ------        ------      -----      ------      ------     ------
Total Income (Loss) From Operations........    0.06          2.41       0.44        0.75       (0.37)      0.74
                                             ------        ------      -----      ------      ------     ------
LESS DISTRIBUTIONS FROM:
  Net investment income....................   (0.48)        (0.96)     (0.86)      (1.05)      (1.35)     (1.34)
  Capital..................................      --            --      (0.14)      (0.25)      (0.15)     (0.16)
                                             ------        ------      -----      ------      ------     ------
Total Distributions........................   (0.48)        (0.96)     (1.00)      (1.30)      (1.50)     (1.50)
                                             ------        ------      -----      ------      ------     ------
NET ASSET VALUE, END OF PERIOD.............  $10.05        $10.47      $9.02      $ 9.58      $10.13     $12.00
                                             ======        ======      =====      ======      ======     ======
PER SHARE MARKET PRICE, END OF PERIOD......  $11.22        $11.42      $9.39      $10.55    $12.0625   $11.4375
                                             ======        ======      =====      ======    ========   ========

TOTAL RETURN, BASED ON MARKET PRICE(2).....    2.71%++      33.31%     (1.32)%     (1.69)%     19.81%    (12.06)%
                                             ======        ======      =====      ======      ======     ======
RATIOS TO AVERAGE NET ASSETS:
  Expenses.................................    1.33%+        1.44%      1.35%       1.21%       1.05%      1.20%
  Net investment income....................    7.25+         8.27%      9.41%      10.62%      12.10%     10.86%
NET ASSETS, END OF PERIOD (000S)........... $51,504       $53,477    $45,665     $48,080     $50,226    $59,024
PORTFOLIO TURNOVER RATE....................      32%           57%       117%        153%       86.4%     100.3%
---------------------------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2004 (unaudited).
(2) For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Additional Shareholder Information (unaudited)


RESULTS OF ANNUAL MEETING OF STOCKHOLDERS

The Fund held its Annual Meeting of Stockholders on April 30, 2004, for the purpose of voting upon the election of Jeswald W.Salacuse, Daniel P. Cronin and William R. Hutchinson as Class I Directors of the Fund, to serve until the 2007 Annual Meeting of Stockholders. The following table provides information concerning the matter voted upon at the Meeting.

1. Election of Directors

Nominee                               Votes For                 Votes Withheld
-----------                         ------------               ----------------
Jeswald W. Salacuse                   4,745,075                     64,646
Daniel P. Cronin                      4,746,125                     63,596
William R. Hutchinson                 4,746,125                     63,596

At June 30, 2004, in addition to Jeswald W. Salacuse, Daniel P. Cronin and William R. Hutchinson, the other Directors of the Fund were as follows:

Carol L. Colman
Leslie H. Gelb
R. Jay Gerken
Riordan Roett

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Dividend Reinvestment Plan (unaudited)

Pursuant to certain rules of the Securities and Exchange Commission the following additional disclosure is provided.

Pursuant to the Fund's Dividend Reinvestment and Cash Purchase Plan ("Plan") shareholders whose shares of Common Stock are registered in their own names will be deemed to have elected to have all distributions automatically reinvested by American Stock Transfer & Trust Company ("Plan Agent") in Fund shares pursuant to the Plan, unless such shareholders elect to receive distributions in cash. Shareholders who elect to receive distributions in cash will receive all distributions in cash paid by check in dollars mailed directly to the shareholder by American Stock Transfer & Trust Company, as dividend paying agent. In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the shareholders as representing the total amount registered in such shareholders' names and held for the account of beneficial owners that have not elected to receive distributions in cash. Investors that own shares registered in the name of a bank, broker or other nominee should consult with such nominee as to participation in the Plan through such nominee, and may be required to have their shares registered in their own names in order to participate in the Plan.


The Plan Agent serves as agent for the shareholders in administering the Plan. If the directors of the Fund declare an income dividend or a capital gains distribution payable either in the Fund's Common Stock or in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive Common Stock, to be issued by the Fund or purchased by the Plan Agent in the open market, as provided below. If the market price per share on the valuation date equals or exceeds net asset value per share on that date, the Fund will issue new shares to participants at net asset value; provided, however, if the net asset value is less than 95% of the market price on the valuation date, then such shares will be issued at 95% of the market price. The valuation date will be the dividend or distribution payment date or, if that date is not a New York Stock Exchange trading day, the next preceding trading day. If net asset value exceeds the market price of Fund shares at such time, or if the Fund should declare an income dividend or capital gains distribution payable only in cash, the Plan Agent will, as agent for the participants, buy Fund shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts on, or shortly after, the payment date. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of a Fund share, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's shares, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the Plan provides that if the Plan Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

during the purchase period, the Plan Agent will cease making open-market purchases and will receive the uninvested portion of the dividend amount in newly issued shares at the close of business on the last purchase date.

Participants have the option of making additional cash payments to the Plan Agent, monthly, in a minimum amount of $250, for investment in the Fund's Common Stock. The Plan Agent will use all such funds received from participants to purchase Fund shares in the open market on or about the first business day of each month. Any voluntary cash payments received more than 30 days prior to these dates will be returned by the Plan Agent, and interest will not be paid on any uninvested cash payments. To avoid unnecessary cash accumulations, and also to allow ample time for receipt and processing by the Plan Agent, it is suggested that participants send in voluntary cash payments to be received by the Plan Agent approximately ten days before an applicable purchase date specified above. A participant may withdraw a voluntary cash payment by written notice, if the notice is received by the Plan Agent not less than 48 hours before such payment is to be invested.

The Plan Agent maintains all shareholder accounts in the Plan and furnishes written confirmations of all transactions in an account, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

There is no charge to participants for reinvesting dividends or capital gains distributions or voluntary cash payments. The Plan Agent's fees for the reinvestment of dividends and capital gains distributions and voluntary cash payments will be paid by the Fund. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in stock or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and capital gains distributions and voluntary cash payments made by the participant or any dividends or capital gains distributions payable only in cash. Brokerage charges for purchasing small amounts of stock for individual accounts through the Plan are expected to be less than the usual brokerage charges for such transactions, because the Plan Agent will be purchasing stock for all participants in blocks and prorating the lower commission thus attainable.

The reinvestment of dividends and distributions under the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

Participants may terminate their accounts under the Plan by notifying the Plan Agent in writing. Such termination will be effective immediately if notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Upon termination, the Plan Agent will send the participant a certificate for the full shares held in the account and a cash adjustment for any fractional shares to be delivered to each shareholder without charge.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Experience under the Plan may indicate that changes in the Plan are desirable. Accordingly, the Fund and the Plan Agent reserve the right to terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to notice of the termination sent to members of the Plan at least 30 days before the record date for such dividend or distribution. The Plan also may be amended by the Fund or the Plan Agent, but (except when necessary or appropriate to comply with applicable law, rules or policies of a regulatory authority) only by at least 30 days' written notice to participants in the Plan. All correspondence concerning the Plan should be directed to the Plan Agent at 59 Maiden Lane, New York, New York 10038.

                    ---------------------------------------

This report is transmitted to the shareholders of Salomon Brothers High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase at market prices from time to time shares of its common stock in the open market.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-446-1013 and (2) on the SEC's website at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's website at www.sec.gov.

S A L O M O N   B R O T H E R S   H I G H   I N C O M E   F U N D  I N C.

Directors                          SALOMON BROTHERS  HIGH INCOME FUND INC.
                                         125 Broad Street
CAROL L. COLMAN                          10th Floor, MF-2
                                         New York, New York 10004
DANIEL P. CRONIN                         For information call (toll free)
                                         1-888-777-0102
LESLIE H. GELB
                                   INVESTMENT MANAGER AND ADMINISTRATOR
R. JAY GERKEN, CFA                       Salomon Brothers Asset Management Inc
                                         399 Park Avenue
WILLIAM R. HUTCHINSON                    New York, New York 10022

RIORDAN ROETT                      CUSTODIAN
                                         State Street Bank and Trust Company
JESWALD W. SALACUSE                      225 Franklin Street
                                         Boston, Massachusetts 02110

                                   DIVIDEND DISBURSING AND TRANSFER AGENT
Officers                                 American Stock Transfer & Trust Company
                                         59 Maiden Lane
R. JAY GERKEN, CFA                       New York, New York 10038
      Chairman
                                   INDEPENDENT REGISTERED PUBLIC
PETER J. WILBY, CFA                ACCOUNTING FIRM
      President                          PricewaterhouseCoopers LLP
                                         1177 Avenue of the Americas
ANDREW B. SHOUP                          New York, New York 10036
      Senior Vice President and
      Chief Administrative Officer LEGAL COUNSEL
                                         Simpson Thacher & Bartlett LLP
FRANCES M. GUGGINO                       425 Lexington Avenue
      Chief Financial Officer            New York, New York 10017
      and Treasurer
                                   NEW YORK STOCK EXCHANGE SYMBOL
JAMES E. CRAIGE, CFA                     HIF
      Executive Vice President

THOMAS K. FLANAGAN, CFA
      Executive Vice President

MAUREEN O'CALLAGHAN
      Executive Vice President

BETH A. SEMMEL, CFA
      Executive Vice President

ANDREW BEAGLEY*
      Chief Compliance Officer

JOSEPH T. VOLPE
      Controller

ROBERT I. FRENKEL
      Secretary and
      Chief Legal Officer



* As of July 29, 2004.

American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10038

                                         Salomon Brothers
                                         High Income Fund Inc.




                                         Semi-Annual Report
                                         JUNE 30, 2004










                                             SALOMON
                                         ----------------
                                             BROTHERS
                                         ----------------
                                         Asset Management




HIFSEMI 6/04
04-7052

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)      Not applicable.

         (b)      Attached hereto.




                  Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                  Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

SALOMON BROTHERS HIGH INCOME FUND INC.

By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SALOMON BROTHERS HIGH INCOME FUND INC.

Date:     September 9, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ R. Jay Gerken
         R. Jay Gerken
         Chief Executive Officer of
         SALOMON BROTHERS HIGH INCOME FUND INC.

Date:    September 9, 2004

By:      /s/ Frances M. Guggino
         Frances M. Guggino
         Chief Financial Officer of
         SALOMON BROTHERS HIGH INCOME FUND INC.

Date:    September 9, 2004